Shareholder Report, Line Graph (Details) LMF1800_Western Asset California Municipals Fund_Class IS_TSR Annual {Class IS} - USD ($)								12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Aug. 09, 2019	Feb. 28, 2026
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name								Class IS
Accumulated Value	$ 1,055,353	$ 1,018,399	$ 969,529	$ 1,034,837	$ 1,035,491	$ 1,038,676	$ 1,000,000	$ 1,107,760
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	1,065,494	1,034,849	981,663	1,034,392	1,041,263	1,030,360	1,000,000	$ 1,118,374
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg California Municipal Bond Index
Accumulated Value	$ 1,061,389	$ 1,034,614	$ 980,449	$ 1,029,074	$ 1,036,788	$ 1,030,581	$ 1,000,000	$ 1,114,245